LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)						6 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($)	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 20, 2023 CAD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 110,673,348		$ 159,354,331
Development Costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance						$ 237,248	163,219
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment						$ 6,872,423	3,063,476
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 200,000,000	$ 100,000,000
Debt, extended maturity											1 year
Borrowings availability llock								$ 10,000,000
Borrowings availability block, threshold percentage								30.00%	30.00%
Investissement Quebec Loan
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 50,000,000		10,381,986		$ 19,575,340	$ 26,991,772
Proportion of amount disbursed forgiven					30.00%
Eligible reimbursement on incurred debt cost					$ 50,000,000
Borrowings, interest rate					4.41%
Borrowings maturity, term					10 years
Investissement Quebec Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties					$ 15,000,000
Investissement Quebec Loan | Bottom of range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties					$ 3,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Notional amount							9,358,929		17,619,819
Borrowings				$ 49,950,000			6,189,814		$ 11,885,826
Proportion of amount disbursed forgiven				30.00%
Borrowings maturity, term				15 years
Discount rate								4.03%	4.03%
Borrowings, fair value							3,226,695		$ 7,109,671
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings							22,150,030		22,658,610
Borrowings, interest rate		10.95%
Maximum borrowing capacity		$ 30,000,000
Advances		$ 30,000,000	$ 22,233,751
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Notional amount							41,472		30,843
Borrowings							$ 34,802		$ 23,075
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5) | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.25%	4.25%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								2.35%	2.35%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000,000
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	120 days
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	30 days
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								1.50%	1.50%